Share based compensation (Restricted Shares - Narrative) (Details) - Restricted shares [Member] ¥ in Thousands	12 Months Ended			72 Months Ended
	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 shares
Share-based compensation [Line Items]
Share-based compensation (benefit) | ¥		¥ 3,771	¥ 7,300
Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Number of equal installments in which award will vest | item	2
Maximum [Member]
Share-based compensation [Line Items]
Period from receipt of the notification to deliver a properly signed agreement after which service vested shares held by leaving employee shall automatically lapse and expire	30 days
Duowan Entertainment Corporation [Member] | Non Employee [Member]
Share-based compensation [Line Items]
Granted (in shares)				100,000
Duowan Entertainment Corporation [Member] | Employees [Member]
Share-based compensation [Line Items]
Granted (in shares)				61,250,677